SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF FOREIGN CURRENCY TRANSLATION
SCHEDULE OF PROPERTY AND EQUIPMENT, NET EXPECTED USEFUL LIFE

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Computer and software	3 years
Furniture and fittings	5 years
Leasehold property	Shorter of the lease term or estimated useful life
Machinery and equipment	1 – 10 years
Motor vehicles	10 years
Tool and equipment	3 – 10 years
Office equipment	3 – 5 years
Renovation	Shorter of the lease term or estimated useful life